SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Allowance for doubtful accounts balance at the beginning of the year	$ (261)	$ (766)
Allowance for doubtful accounts, charges to expense	(28)	145
Allowance for doubtful accounts, deductions	(153)	(360)
Allowance for doubtful accounts balance at the end of the year	$ (136)	$ (261)